Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Total Payments
Total	$ 68,935	$ 136,533	$ 3,921	$ 492,521	$ 25,792	$ 727,702
Offshore-Gulf of Mexico/Louisiana/Oil/Natural Gas/Well [Member]
Total		106,566	$ 3,921		$ 25,792	136,279
Onshore/North Dakota/Oil/Natural Gas/Well [Member]
Total		22,042				22,042
Offshore-Gulf of Thailand/Kelantan/Oil/Natural Gas/Well [Member]
Total		$ 7,925		$ 492,521		500,446
Hess Infrastructure Partners Holdings, LLC [Member]
Total	190					190
Hess Oil Company of Thailand (JDA), Ltd [Member]
Total	32,160					32,160
Hess Oil Company of Thailand, Ltd [Member]
Total	326					326
Hess Exploration and Production Malaysia, BV [Member]
Total	$ 36,259					$ 36,259